Other assets (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Miscellaneous assets [abstract]
R&D tax credit receivables	€ 42,183	€ 49,174
Advance payments	1,452	1,672
Tax receivables	2,915	9,066
Prepaid expenses	3,463	4,939
Contract costs	3,710	3,710
Consumables and supplies on stock	81	1,380
Miscellaneous current assets	7,032	451
OTHER NON-FINANCIAL ASSETS	60,836	70,391
Deposits	12,009	11,822
Miscellaneous financial assets	170	165
OTHER FINANCIAL ASSETS	12,179	11,988
OTHER ASSETS	73,015	82,378
Less non-current portion	7,933	8,299
CURRENT PORTION	€ 65,082	€ 74,079